Note 8 - Income Taxes 1 (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
	2023	2022
U.S. federal statutory rate	21.0%	21.0%
Uncertain tax position and interest	0.0	3.8
State and local taxes	4.0	(3.9)
Permanent items	0.3	(1.0)
Change in valuation allowance	(25.4)	(16.3)
Other	0.1	0.0
Effective income tax rate	0.0%	3.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2023	2022
Deferred tax assets:
Royalty agreement liabilities	$1,587	$9,080
Net operating loss	9,179	7,850
Section 174 R&D capitalization	4,548	3,152
Accrued expenses and other	406	364
Orphan drug credit	199	199
Startup costs	95	104
Net deferred tax assets	16,014	20,749
Valuation allowance	(16,014)	(20,749)
Net deferred tax assets	$—	$—

Decrease (increase) in valuation allowance	$4,735	$(4,637)

Pieris Pharmaceuticals, Inc. [Member]
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31,
	2023	2022
Domestic	$(9,818)	$(11,765)
Foreign	(14,726)	(21,512)
Loss before income taxes	$(24,544)	$(33,277)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Years Ended December 31,
	2023	2022
Current:
Federal	$—	$—
State	—	—
Foreign	—	—
Total current	—	—
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred	—	—
Provision for income taxes	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2023	2022
Federal income tax rate	21.0%	21.0%
Foreign rate differential	0.7%	5.0%
State tax, net of federal benefit	3.8%	2.0%
Share-based awards compensation	(2.1)%	(2.2)%
Permanent items	(2.1)%	0.3%
Other	(1.0)%	1.0%
Release of uncertain tax position	22.7%	—%
Credits	0.8%	1.2%
Change in valuation allowance	(43.8)%	(28.3)%
Effective income tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Years Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$67,496	$54,845
Share-based awards compensation	2,624	3,112
Accrued expenses	461	216
R&D Credits	644	413
Depreciation and other	479	384
Unrealized foreign currency	(377)	359
Capitalized R&D	1,165	952
Lease liability	—	3,541
Total deferred tax assets	72,492	63,822
Deferred tax liabilities:
Right-of-use asset	—	(3,270)
Accrued expenses	—	—
Total deferred tax liabilities	—	(3,270)
Less: valuation allowance:	(72,492)	(60,552)
Net deferred tax asset	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
Unrecognized tax benefits at December 31, 2022	$5,363
Decrease as a result of a lapse of the applicable statute of limitations	(5,363)
Unrecognized tax benefits at December 31, 2023	$—